Investments (Details 11) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments
Maximum exposure to loss related to VIE's	$ 2,924,000
Unfunded commitments	$ 18,000
Minimum percentage of securities received as collateral	102.00%
Collateral held under securities lending	$ 0	$ 42,941,000
Liability to the borrower for collateral	0	42,941,000
CPI CAPs
Investments
Derivative assets included in other assets	398,000	692,000
Loss on derivatives included in earnings	294,000	1,324,000	$ 3,094,000
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	11,248,000	11,592,000
Investment purchases commitments
Investments
Commercial mortgage loans	1,750,000
Real estate joint ventures	18,000
Commercial mortgage loans
Investments
Decrease in loan valuation allowance	390,000	583,000
Commercial mortgage loans	$ 421,643,000	$ 501,278,000